Income Taxes - Schedule of Total Deferred Tax Assets (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset:
Federal net operating loss carryforward	$ 40,218	$ 29,529
State net operating loss carryforward	13,145	8,581
R&D credit carryforwards	16,339	14,589
Capitalized start-up costs	176	196
Accruals and reserves	492	802
Stock based compensation	2,444	2,381
Lease liability	2,078	2,934
Capitalized R&E	38,007	44,366
Total deferred tax asset	112,899	103,378
Deferred tax liability:
Fixed assets	(140)	(603)
Right of use asset	(1,004)	(1,554)
Total deferred tax liability	(1,144)	(2,157)
Net deferred tax asset and liability before valuation allowance	111,755	101,221
Valuation Allowance	$ (111,755)	$ (101,221)